Curian Guidance - Conservative Fund

In the summary prospectus for the Curian Guidance – Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Conservative Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.13%
Total Annual Fund Operating Expenses		1.59%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.59%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Moderate Fund

In the prospectus for the Curian Guidance – Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Moderate Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.21%
Total Annual Fund Operating Expenses		1.67%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.67%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Equity Income Fund

In the prospectus for the Curian Guidance – Equity Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Equity Income Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.25%
Total Annual Fund Operating Expenses		1.71%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.71%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Moderate Growth Fund

In the prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Moderate Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.28%
Total Annual Fund Operating Expenses		1.74%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.74%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Maximum Growth Fund

In the prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Maximum Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.34%
Total Annual Fund Operating Expenses		1.80%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.80%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Tactical Moderate Growth Fund

In the prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Tactical Moderate Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.12%
Total Annual Fund Operating Expenses		1.58%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.58%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Tactical Maximum Growth Fund

In the prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Tactical Maximum Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.42%
Total Annual Fund Operating Expenses		1.88%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.88%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Institutional Alt 65 Fund

In the prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 65 Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.57%
Total Annual Fund Operating Expenses		2.03%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		2.03%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Institutional Alt 100 Moderate Fund

In the prospectus for the Curian Guidance – Institutional Alt 100 Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Moderate Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.85%
Total Annual Fund Operating Expenses		2.31%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		2.31%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Equity 100 Fund

In the prospectus for the Curian Guidance – Equity 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Equity 100 Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.86%
Total Annual Fund Operating Expenses		1.32%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.32%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Fixed Income 100 Fund

In the prospectus for the Curian Guidance – Fixed Income 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Fixed Income 100 Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.74%
Total Annual Fund Operating Expenses		1.20%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.20%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Interest Rate Opportunities Fund

In the prospectus for the Curian Guidance – Interest Rate Opportunities Fund in the sub-section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Interest Rate Opportunities Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.28%
Total Annual Fund Operating Expenses		1.71%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.71%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Multi-Strategy Income Fund

In the prospectus for the Curian Guidance – Multi-Strategy Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Multi-Strategy Income Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.07%
Total Annual Fund Operating Expenses		1.50%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.50%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Growth Fund

In the prospectus for the Curian Guidance – Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.25%
Total Annual Fund Operating Expenses		1.68%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.68%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Institutional Alt 100 Conservative Fund

In the prospectus for the Curian Guidance – Institutional Alt 100 Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Conservative Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.76%
Total Annual Fund Operating Expenses		2.19%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		2.19%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Institutional Alt 100 Growth Fund

In the prospectus for the Curian Guidance – Institutional Alt 100 Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.68%
Total Annual Fund Operating Expenses		2.11%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		2.31%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - International Opportunities Conservative Fund

In the prospectus for the Curian Guidance – International Opportunities Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - International Opportunities Conservative Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.13%
Total Annual Fund Operating Expenses		1.56%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.56%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - International Opportunities Moderate Fund

In the prospectus for the Curian Guidance – International Opportunities Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - International Opportunities Moderate Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.23%
Total Annual Fund Operating Expenses		1.66%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.66%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - International Opportunities Growth Fund

In the prospectus for the Curian Guidance – International Opportunities Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - International Opportunities Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.30%
Total Annual Fund Operating Expenses		1.73%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.73%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Guidance - Real Assets Fund

In the prospectus for the Curian Guidance – Real Assets Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Real Assets Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.19%
Total Annual Fund Operating Expenses		1.62%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.62%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.